NATIONWIDE MUTUAL FUNDS
Nationwide Emerging Markets Fund
Nationwide Global Financial Services Fund
Nationwide Global Utilities Fund
Nationwide Health Sciences Fund
Nationwide Hedged Core Equity Fund
Nationwide Leaders Fund
Nationwide Market Neutral Fund
Nationwide Mid Cap Growth Leaders Fund
Nationwide Natural Resources Fund
Nationwide Optimal Allocations Fund: Defensive
Nationwide Small Cap Core Fund
Nationwide Small Cap Growth Opportunities Fund
Nationwide Small Cap Value Fund
Nationwide Tax-Free Income Fund
Nationwide Technology and Communications Fund
Nationwide U.S. Growth Leaders Long-Short Fund

Supplement Dated May 5, 2008
to the Prospectuses Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

On May 5, 2008, shareholders of the following series of Nationwide Mutual Funds (the “Funds”) approved an Agreement and Plan of Reorganization dated as of March 14, 2008 (the “Plan”) under which each such Fund will be reorganized (the “Reorganization”) with and into a corresponding, newly-created series of Aberdeen Funds, a Delaware statutory trust (each an “Aberdeen Fund”) as designated below:

Nationwide Mutual Funds	Aberdeen Funds

Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund
Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund
Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund
Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund
Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund
Nationwide Leaders Fund	Aberdeen Select Equity Fund
Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund
Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund
Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund
Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive
Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund
Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund
Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund
Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund
Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund
Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund

Since certain series of Nationwide Mutual Funds not identified above have not yet approved the Plan and the proxy solicitation of the shareholders of those series continues, the May 12, 2008 closing date of the Reorganization has been postponed. Implementation of the Plan will occur on a date agreed to by Nationwide Mutual Funds and Aberdeen Funds along with Nationwide Fund Advisors and Aberdeen Asset Management, Inc., the investment advisers to the Nationwide Mutual Funds and the Aberdeen Funds, respectively, which currently is expected to be in the second quarter of 2008.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE